Average Annual Total Returns - Victory RS International VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 10 Years
Total	6.24%	8.27%	5.96%	4.44%	6.90%	3.85%	4.16%	6.06%	3.96%	7.82%	7.45%	5.51%